                                                                JOHN M. RICHARDS
                                                                SENIOR COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                        September 8, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  New England Variable Annuity Fund I
          File No. 811-01930

Commissioners:

Semi-Annual Reports dated June 30, 2008 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

                                        Sincerely,


                                        /s/ John M. Richards
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company